Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Schedule of weighted average remaining lease terms and discount rates
	December 31, 2019	December 31, 2018
Other receivable, net (1)	$115,762	$809,395
Prepaid expense (2)	280,000	94,485
Value added tax receivable	39,511	-
Total	$435,273	$903,880